Interim Condensed Consolidated Statements of Cash Flows (Parenthetical) $ in Thousands	9 Months Ended
Sep. 30, 2023 MXN ($)
Statement [line items]
Payment for Purchase of Short Term Investments	$ 4,273,348 [1]
Claro VTR [Member]
Statement [line items]
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss, trade and other receivables	(8,238,393)
Impairment loss recognised in profit or loss, investment property	(4,677,782)
JVs principal [Member]
Statement [line items]
Payment for Purchase of Short Term Investments	$ 13,762,695

[1]	As of September 30, 2023. Includes Ps. 13,762,695 related to the JV’s principal investment, net of cash applied.